united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016

Shares				Fair Value
	EXCHANGE TRADED FUNDS - 0.5%
	DEBT FUND - 0.5%
16,900	PowerShares Senior Loan Portfolio			$ 374,842

	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)			374,842

	MUTUAL FUNDS - 6.0%
	DEBT FUND - 6.0%
12,028	BlackRock Floating Rate Income Strategies Fund, Inc.			150,831
181,913	Fidelity Floating Rate High Income Fund			1,639,034
250,911	Vanguard Short-Term Investment Grade Fund			2,659,657
	TOTAL MUTUAL FUNDS (Cost $4,657,237)			4,449,522

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 90.7%
	AEROSPACE/DEFENSE - 1.0%
$ 100,000	L-3 Communications Corp.	1.5000	5/28/2017	99,225
390,000	L-3 Communications Corp.	5.2000	10/15/2019	416,297
250,000	Northrop Grumman Corp.	1.7500	6/1/2018	249,847
				765,369
	AGENCY COLLATERAL CMO - INTEREST ONLY - 4.6%
155,255	Fannie Mae Interest Strip +	4.0000	10/25/2044	28,240
549,677	Fannie Mae REMICS	7.5000	10/25/2023	110,728
755,968	Fannie Mae REMICS	3.0000	8/25/2030	62,951
526,738	Fannie Mae REMICS	8.0235	2/25/2032	136,599
611,082	Fannie Mae REMICS	6.6735	11/25/2033	97,449
556,195	Fannie Mae REMICS	6.3235	3/25/2035	112,882
535,565	Fannie Mae REMICS	6.5735	8/25/2035	105,296
520,878	Fannie Mae REMICS	6.7735	8/25/2036	102,711
471,727	Fannie Mae REMICS	6.2135	12/25/2036	98,806
55,673	Fannie Mae REMICS	8.6450	7/25/2041	59,880
1,075,581	Fannie Mae REMICS	4.5000	9/25/2043	170,664
42,417,396	Fannie Mae REMICS	0.0300	6/25/2045	51,075
492,868	Freddie Mac REMICS	3.0000	8/15/2027	46,860
928,441	Freddie Mac REMICS	6.3245	5/15/2029	171,843
1,013,018	Freddie Mac REMICS	7.5745	2/15/2032	243,183
323,313	Freddie Mac REMICS	6.5000	3/15/2032	74,167
481,317	Freddie Mac REMICS	7.5745	3/15/2032	102,358
1,142,910	Freddie Mac REMICS	3.5000	4/15/2033	121,757
299,718	Freddie Mac REMICS	6.7245	8/15/2036	60,254
875,602	Freddie Mac REMICS	6.1545	9/15/2036	179,215
428,808	Freddie Mac REMICS	6.0245	3/15/2037	78,591
525,415	Freddie Mac REMICS	5.9445	10/15/2037	96,521
3,220,965	Freddie Mac REMICS	5.5000	7/15/2040	205,430
1,283,706	Freddie Mac Strips	7.2745	12/15/2036	251,176
501,683	Government National Mortgage Association	4.0000	12/16/2026	57,337
1,048,344	Government National Mortgage Association	6.1245	2/16/2033	152,286
624,634	Government National Mortgage Association	3.0000	7/20/2041	58,579
1,737,215	Government National Mortgage Association	6.3240	1/20/2042	173,709
2,029,231	Government National Mortgage Association	3.5000	4/20/2044	182,942
				3,393,489

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value
	AIRLINES - 1.9%
$ 162,735	Continental Airlines 2009-1 Pass Through Trust	9.0000	7/8/2016	$ 167,821
158,125	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018	169,407
58,234	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	61,219
216,306	UAL 2009-1 Pass Through Trust	10.4000	11/1/2016	227,392
42,014	UAL 2009-2A Pass Through Trust	9.7500	1/15/2017	44,588
238,023	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	238,321
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	299,625
191,811	Virgin Australia 2013-1B Trust ^	6.0000	10/23/2020	193,969
				1,402,342
	AUTO MANUFACTURERS - 4.3%
750,000	Daimler Finance North America LLC ^	1.6500	3/2/2018	742,912
500,000	Ford Motor Credit Co. LLC	4.2500	2/3/2017	510,640
115,000	Ford Motor Credit Co. LLC	1.7696	8/20/2018	115,269
300,000	Ford Motor Credit Co. LLC	2.0000	8/20/2018	296,597
300,000	Ford Motor Credit Co. LLC	2.3750	3/12/2019	295,775
500,000	General Motors Co.	3.5000	10/2/2018	503,345
250,000	General Motors Financial Co., Inc.	4.3750	9/25/2021	254,376
500,000	Volkswagen Group of America Finance LLC ^	1.2500	5/23/2017	490,077
				3,208,991
	AUTO PARTS & EQUIPMENT - 0.3%
250,000	Goodyear Tire & Rubber Co.	6.5000	3/1/2021	263,438

	BANKS - 12.3%
500,000	Bank of America Corp. +	2.3631	9/28/2020	507,350
268,000	Bank of America Corp. +	2.0841	11/18/2020	271,484
250,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	253,446
500,000	Barclays Bank PLC +	3.0000	2/22/2021	526,000
750,000	CIT Group, Inc.	3.8750	2/19/2019	745,875
450,000	Citigroup, Inc. +	1.8056	8/11/2020	450,360
250,000	Citigroup, Inc.	3.0000	12/15/2020	261,050
750,000	Credit Agricole + ^	8.3750	Perpetual	837,791
250,000	Goldman Sachs Group, Inc. +	1.8023	8/26/2020	249,650
344,000	Goldman Sachs Group, Inc.	1.9720	7/15/2020	342,830
135,000	HBOS PLC ^	6.7500	5/21/2018	147,872
252,000	HSBC Bank USA NA	4.8750	8/24/2020	273,448
250,000	JPMorgan Chase & Co.	3.4500	3/1/2016	250,455
100,000	JPMorgan Chase & Co. +	1.4695	3/20/2017	99,980
263,000	JPMorgan Chase & Co.	2.6250	10/29/2020	269,970
400,000	Manufacturers & Traders Trust Co. +	5.6290	12/1/2021	393,000
1,367,599	Manwin Licensing International	14.0000	10/4/2018	1,299,219
250,000	Morgan Stanley +	3.5000	9/30/2017	257,175
306,000	Morgan Stanley +	4.5000	10/27/2018	326,747
500,000	National Westminster Bank PLC	0.6875	Perpetual	303,641
100,000	Regions Financial Corp.	2.0000	5/15/2018	99,481
250,000	SunTrust Banks, Inc. +	1.6156	7/31/2017	250,350
500,000	Wells Fargo & Co. +	7.9800	Perpetual	523,125
182,000	Zions Bancorporation	4.5000	3/27/2017	186,789
				9,127,088
	BEVERAGES - 1.9%
500,000	Anheuser-Busch InBev Finance, Inc.	2.6500	2/1/2021	503,402
250,000	Anheuser-Busch InBev Worldwide, Inc.	2.8750	2/15/2016	250,187
50,000	Central American Bottling Corp. ^	6.7500	2/9/2022	50,938
500,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	500,099
100,000	Constellation Brands, Inc.	3.8750	11/15/2019	103,250
				1,407,876

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BUILDING MATERIALS - 1.1%
$ 500,000	Cemex SAB de CV ^	5.8750	3/25/2019	$ 474,600
365,000	Masco Corp.	6.1250	10/3/2016	374,125
				848,725
	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
370,713	Alternative Loan Trust 2004-35T2 **	6.0000	2/25/2035	78,983
42,647	Banc of America Alternative Loan Trust 2003-11	6.0000	1/25/2034	45,060
61,087	Banc of America Funding 2004-D Trust	2.5233	6/25/2034	61,302
49,562	Banc of America Funding 2005-2 Trust	5.5000	4/25/2035	49,992
33,629	Banc of America Mortgage 2004-A Trust	2.7833	2/25/2034	33,009
75,078	Banc of America Mortgage 2004-C Trust	2.6931	4/25/2034	75,063
19,394,784	BCAP LLC Trust 2007-AA2 ** +	0.4237	4/25/2037	326,593
57,547	Bear Stearns ARM Trust 2003-4	2.5069	7/25/2033	57,744
44,923	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	46,511
46,005	Chase Mortgage Finance Trust Series 2007-A1 +	2.6055	2/25/2037	46,140
150,103	CHL Mortgage Pass-Through Trust 2004-7	2.4987	5/25/2034	148,157
39,216	Citigroup Global Markets Mortgage Securities VII, Inc.	6.0000	9/25/2033	39,216
23,350	Citigroup Mortgage Loan Trust 2008-AR4 + ^	2.7715	11/25/2038	23,278
20,457	Citigroup Mortgage Loan Trust 2010-8 ^	4.5000	12/25/2036	20,763
12,788	Credit Suisse First Boston Mortgage Securities Corp.	3.5000	7/25/2018	12,821
91,702	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4	0.8765	6/25/2034	84,776
80,273	First Horizon Alternative Mortgage Securities Trust 2006-FA1	1.1765	4/25/2036	78,222
164,878	GSR Mortgage Loan Trust 2004-14	2.8704	12/25/2034	163,967
1,390,327	GSR Mortgage Loan Trust 2004-2F **	7.2235	1/25/2034	345,440
59,872	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	62,031
295,941	Impac CMB Trust Series 2004-4	1.3216	9/25/2034	259,743
37,471	Impac CMB Trust Series 2004-5	1.3465	10/25/2034	35,338
178,374	Impac CMB Trust Series 2004-6	1.2515	10/25/2034	152,781
45,482	Impac Secured Assets CMN Owner Trust	1.2265	11/25/2034	44,988
221,035	JP Morgan Mortgage Trust 2005-A1	2.7462	2/25/2035	218,529
38,049	Lehman XS Trust Series 2005-1	1.9275	7/25/2035	36,633
29,446	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	31,332
44,269	MASTR Alternative Loan Trust 2004-4	5.5000	4/25/2019	45,815
68,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	69,006
21,340	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H	2.0377	1/25/2029	21,108
99,611	Morgan Stanley Mortgage Loan Trust 2004-10AR	2.6532	11/25/2034	97,488
38,807	Morgan Stanley Mortgage Loan Trust 2004-7AR	2.5405	9/25/2034	38,213
6,274	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4 +	2.6146	12/25/2034	6,288
25,557	Prime Mortgage Trust 2004-CL1	0.8265	2/25/2034	24,220
76,577	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	77,524
7,060	Structured Adjustable Rate Mortgage Loan Trust	2.4549	6/25/2034	7,049
70,714	Structured Asset Sec Corp. Mort Pass Thr Certs Ser 2003 30	5.5000	10/25/2033	74,800
103,420	Structured Asset Securities Corp. +	3.9386	9/25/2026	102,765
64,351	Structured Asset Securities Corp. Mo Pass Thr Certs Ser 1998-3 Tr	1.4265	3/25/2028	62,893
56,908	Structured Asset Securities Corp. Mo Pass Thr Certs Ser 2003 40A	2.5452	1/25/2034	54,935
9,335	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	9,628
9,003	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust	5.0000	3/25/2018	9,132
199,844	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035	175,936
				3,455,212
	COMMERCIAL SERVICES - 1.1%
750,000	Lender Processing Services, Inc.	5.7500	4/15/2023	777,188

	COMPUTERS - 0.9%
670,000	EMC Corp/MA	1.8750	6/1/2018	640,924

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
$ 685,000	Air Lease Corp.	5.6250	4/1/2017	$ 709,660
375,000	Ally Financial, Inc.	3.3500	5/15/2019	368,344
625,000	Ally Financial, Inc.	3.5000	1/27/2019	607,812
500,000	ILFC E-Capital Trust I + ^	4.4900	12/21/2065	450,000
416,000	International Lease Finance Corp.	5.7500	5/15/2016	420,931
18,000	Lazard Group LLC	6.8500	6/15/2017	19,155
100,000	Navient Corp. +	2.1710	2/12/2016	99,025
500,000	Navient Corp.	8.4500	6/15/2018	518,750
				3,193,677
	ELECTRIC - 0.8%
250,000	Entergy Corp.	5.1250	9/15/2020	272,101
100,000	PPL Capital Funding, Inc. +	6.7000	3/30/2067	77,019
250,000	Talen Energy Supply LLC	6.2000	5/15/2016	250,625
				599,745
	ENGINEERING & CONSTRUCTION - 1.9%
260,000	SBA Tower Trust ^	2.9330	12/15/2017	264,921
200,000	SBA Tower Trust ^	3.5980	4/15/2018	202,065
600,000	SBA Tower Trust ^	2.8980	10/15/2019	602,982
325,000	Skyway Concession Co. LLC ^	0.8831	6/30/2017	320,125
				1,390,093
	ENTERTAINMENT - 0.4%
25,000	CCM Merger, Inc. ^	9.1250	5/1/2019	25,875
250,000	NAI Entertainment Holdings ^	5.0000	8/1/2018	251,563
				277,438
	FOOD - 1.4%
250,000	Kroger Co.	6.8000	12/15/2018	283,752
715,000	Mondelez International, Inc.	4.1250	2/9/2016	715,393
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,275
				1,009,420
	FOOD SERVICE - 0.2%
115,000	Aramark Services, Inc.	5.7500	3/15/2020	119,531

	FOREST PRODUCTS & PAPER - 0.9%
775,000	Carter Holt Harvey Ltd. *	9.5000	12/1/2024	697,500

	HAND/MACHINE TOOLS - 0.3%
250,000	Kennametal, Inc.	2.6500	11/1/2019	247,101

	HEALTHCARE-PRODUCTS - 0.7%
500,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	497,964

	HEALTHCARE-SERVICES - 2.7%
750,000	Community Health Systems, Inc.	5.1250	8/15/2018	757,500
740,000	HCA, Inc.	3.7500	3/15/2019	747,400
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020	538,218
				2,043,118
	HOME EQUITY ASSET BACKED SECURITIES - 7.1%
112,083	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	8.0880	6/25/2031	104,694
87,587	ABFC 2002-OPT1 Trust	1.8215	4/25/2032	79,647
252,293	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1	2.9015	12/25/2033	236,213
50,860	ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1	2.0765	3/25/2034	49,715
901	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3	1.0715	5/25/2035	903
82,159	AFC Trust Series 2000-1	0.7565	3/25/2030	75,178
118,355	Ameriquest Mort Sec, Inc. Asset Backed Ser 2003-10	3.3466	12/25/2033	114,613
67,531	Ameriquest Mort Sec, Inc. Asset Back Pas Thr Certs Ser 2003-9	3.4216	9/25/2033	63,647
26,441	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 11 +	5.4183	12/25/2033	27,540
46,902	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	1.5466	1/25/2034	43,522

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value
	HOME EQUITY ASSET BACKED SECURITIES - 7.1% (Continued)
$ 32,154	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	2.9716	1/25/2034	$ 30,956
69,046	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1	7.0000	1/25/2028	69,113
23,501	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2	3.2755	4/15/2033	22,674
282,429	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6	2.9015	11/25/2033	255,539
131,877	Bear Stearns Asset Backed Securities I Trust 2004-BO1	4.4265	10/25/2034	124,201
271,305	Bear Stearns Asset Backed Securities I Trust 2004-FR3	2.5265	9/25/2034	232,564
74,863	Bear Stearns Asset Backed Securities I Trust 2004-HE7	3.1265	8/25/2034	68,222
45,137	Bear Stearns Asset Backed Securities Trust 2003-ABF1	1.1616	1/25/2034	43,568
232,206	Citigroup Global Markets Mortgage Securities VII, Inc. ^	0.9865	9/25/2028	216,390
101,199	Conseco Finance Corp.	1.1255	8/15/2033	98,382
50,307	Countrywide Asset-Backed Certificates ^	2.6765	9/25/2023	50,332
61,035	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031	62,847
40,000	GSAA Trust	5.2950	11/25/2034	40,390
431,767	Home Equity Asset Trust	2.5765	3/25/2034	417,641
272,264	Home Equity Asset Trust 2004-4	2.3765	10/25/2034	258,187
1,263	Mastr Asset Backed Securities Trust 2005-HE1	1.1015	5/25/2035	1,260
68,907	Meritage Mortgage Loan Trust 2003-1	2.7515	11/25/2033	67,942
24,418	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1	3.8015	5/25/2033	21,433
140,107	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC4	3.4265	4/25/2034	138,174
152,014	New Century Home Equity Loan Trust ^	1.5466	10/25/2033	145,062
358,840	New Century Home Equity Loan Trust Series 2003-4	3.5015	10/25/2033	348,590
322,572	New Century Home Equity Loan Trust Series 2003-B	2.9015	11/25/2033	309,238
88,908	NovaStar Mortgage Funding Trust Series 2004-1	2.0015	6/25/2034	79,297
251,470	NovaStar Mortgage Funding Trust Series 2004-2	2.6765	9/25/2034	220,113
102,765	Option One Mort Acceptance Corp. Asset Back Cert Ser 2003 2	2.9765	4/25/2033	99,217
30,601	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5	1.0665	8/25/2033	29,061
57,669	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	1.5515	11/25/2032	55,314
3,800	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	2.9765	11/25/2032	3,766
58,150	Option One Mortgage Loan Trust 2001-4	1.0265	1/25/2032	49,148
47,978	Saxon Asset Securities Trust 2002-1	2.2216	11/25/2031	41,146
80,708	Saxon Asset Securities Trust 2003-3	2.8216	12/25/2033	72,493
140,751	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.0765	2/25/2034	131,874
585,946	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.4515	2/25/2034	568,489
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	0.2753	7/25/2034	112,227
				5,280,522
	INSURANCE - 1.5%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	315,418
300,000	Pacific Life Global Funding + ^	2.3510	2/6/2016	298,425
500,000	ZFS Finance USA Trust II + ^	6.4500	12/15/2065	503,125
				1,116,968
	INVESTMENT COMPANIES- 1.3%
1,000,000	Ares Capital Corp.	5.7500	2/1/2016	1,000,000

	IRON/STEEL - 0.3%
300,000	Arcelor Mittal	6.2500	8/5/2020	243,750

	LODGING - 0.8%
491,000	Hilton Worldwide Finance LLC	5.6250	10/15/2021	508,185
65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	58,130
				566,315
	MANUFACTURED HOUSING - 0.1%
39,684	Conseco Financial Corp. +	7.2200	3/15/2028	42,813

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value
	MEDIA - 4.8%
$ 50,000	Altice Finco ^	9.8750	12/15/2020	$ 53,750
500,000	CCO Safari II LLC ^	4.4640	7/23/2022	501,455
750,000	DIRECTV Holdings LLC	5.0000	3/1/2021	816,955
507,000	Discovery Communications LLC	5.0500	6/1/2020	539,014
200,000	DISH DBS Corp.	4.2500	4/1/2018	200,750
263,000	DISH DBS Corp.	7.1250	2/1/2016	263,000
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	159,696
250,000	Time Warner Cable, Inc.	5.8500	5/1/2017	261,398
750,000	Viacom, Inc.	2.5000	9/1/2018	746,136
				3,542,154
	MINING - 0.5%
100,000	Alcoa, Inc.	6.7500	7/15/2018	104,175
250,000	Newmont Mining Corp.	5.1250	10/1/2019	257,464
				361,639
	MISCELLANEOUS MANUFACTURING - 0.9%
592,000	General Electric Co. +	5.0000	12/29/2049	609,020
100,000	Textron, Inc.	5.6000	12/1/2017	106,304
				715,324
	MUNICIPAL - 0.3%
200,000	Grant County Public Utility District No 2	5.2900	1/1/2020	217,752

	OIL & GAS - 1.4%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020	663,871
250,000	Petrobras Global Finance BV	1.9896	5/20/2016	247,500
200,000	Petrobras Global Finance BV	5.7500	1/20/2020	157,690
				1,069,061
	OTHER ASSET BACKED SECURITIES - 12.3%
311,218	Amortizing Residential Collateral Trust 2002-BC6	2.2265	8/25/2032	275,682
55,600	Bear Stearns Asset Backed Securities Trust 2005-SD1	1.0065	1/25/2045	54,854
33,348	Bear Stearns Asset Backed Securities Trust 2006-SD2	0.8065	6/25/2036	32,704
537,776	Black Diamond CLO 2006-1 Luxembourg SA ^	0.8681	4/29/2019	525,067
43,605	Bravo Mortgage Asset Trust ^	0.6665	7/25/2036	41,223
208,140	Carrington Mortgage Loan Trust Series 2006-NC4	0.4865	10/25/2036	198,612
184,140	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	174,788
135,261	Countrywide Asset-Backed Certificates ^	3.8015	3/25/2032	123,039
101,287	Countrywide Asset-Backed Certificates ^	1.6216	11/25/2034	98,876
248,531	Countrywide Asset-Backed Certificates +	5.0690	2/25/2036	254,020
154,556	Countrywide Home Equity Loan Trust	0.6455	4/15/2030	149,631
522	Credit-Based Asset Servicing and Securitization LLC	3.2765	6/25/2032	514
10,843	Credit-Based Asset Servicing and Securitization LLC	3.9500	1/25/2033	10,959
204,739	Credit-Based Asset Servicing and Securitization LLC	3.1966	3/25/2034	180,075
419,098	Credit-Based Asset Servicing and Securitization LLC	2.1466	7/25/2035	394,327
146,213	CWABS, Inc. Asset-Backed Certificates Trust 2004-6	1.3265	11/25/2034	142,377
55,841	Equity One Mortgage Pass-Through Trust 2002-4	1.0065	2/25/2033	54,979
46,896	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032	47,504
6,401	Equity One Mortgage Pass-Through Trust 2003-4	5.3330	10/25/2034	6,475
500,000	Figueroa CLO 2013-1 Ltd. ^	3.9829	3/21/2024	436,595
354,139	Finance America Mortgage Loan Trust 2004-2	1.4015	8/25/2034	312,712
336,441	Finance America Mortgage Loan Trust 2004-2	2.5265	8/25/2034	289,179
87,334	First Franklin Mortgage Loan Trust 2002-FF1	1.5525	4/25/2032	85,238
500,000	Gale Force 3 Clo Ltd. ^	2.0196	4/19/2021	468,457
500,000	Goldman Sachs Asset Management CLO PLC ^	3.0789	8/1/2022	492,175
363,297	GSAMP Trust 2002-WF	1.6260	10/20/2032	351,327
29,143	Long Beach Mortgage Loan Trust 2004-1	1.2515	2/25/2034	27,536
203,642	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.3765	7/25/2035	192,902
181,408	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7	2.1515	7/25/2034	157,125
34,120	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE6	0.7465	11/25/2035	33,773

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value
	OTHER ASSET BACKED SECURITIES - 12.3% (Continued)
$ 500,000	PPM Grayhawk CLO Ltd. ^	0.9696	4/18/2021	$ 473,059
232,208	RAMP Series 2004-RZ4 Trust	1.2515	12/25/2034	227,188
63,219	RAMP Series 2005-RS3 Trust	0.8465	3/25/2035	62,995
300,918	Rockwall CDO II Ltd. ^	0.5789	8/1/2024	292,871
30,527	SACO I, Inc. ^	1.3265	6/25/2035	29,800
500,000	Schiller Park CLO Ltd. ^	3.1186	4/25/2021	478,332
7,759	Specialty Underwriting & Residential Finance Trust Series 2003-BC4	4.1765	11/25/2034	7,719
344,659	Specialty Underwriting & Residential Finance Trust Series 2003-BC4	1.6265	10/25/2035	283,624
85,429	Structured Asset Investment Loan Trust 2003-BC13	3.0515	11/25/2033	84,348
422,587	Structured Asset Investment Loan Trust 2004-7	1.5515	8/25/2034	368,599
180,821	Structured Asset Securities Corp. 2005-WF1	2.3315	2/25/2035	150,457
89,566	Structured Asset Securities Corp. 2005-WF1	2.4815	2/25/2035	64,742
500,000	Symphony CLO II Ltd. ^	1.9117	10/25/2020	456,822
600,000	Tralee CLO II Ltd. ^	4.4738	4/20/2025	537,750
				9,131,031
	PHARMACEUTICALS - 1.5%
500,000	Actavis Funding SCS	3.0000	3/12/2020	507,364
595,000	Zoetis, Inc.	1.1500	2/1/2016	595,000
				1,102,364
	PIPELINES - 2.8%
300,000	DCP Midstream LLC + ^	5.8500	5/21/2043	172,500
250,000	DCP Midstream LLC ^	9.7500	3/15/2019	237,108
151,000	DCP Midstream Operating LP	2.5000	12/1/2017	136,144
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	177,218
100,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021	108,441
502,000	Sabine Pass LNG LP	6.5000	11/1/2020	521,453
500,000	Sabine Pass LNG LP	7.5000	11/30/2016	516,875
250,000	William Partners LP / ACMP Finance Corp.	4.8750	5/15/2023	190,237
				2,059,976
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 2.1%
25,000	American Tower Trust I ^	1.5510	3/15/2018	24,653
150,000	American Tower Trust I ^	3.0700	3/15/2023	151,413
476,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	509,518
669,000	HCP, Inc.	3.7500	2/1/2016	669,000
200,000	Ventas Realty LP	2.0000	2/15/2018	200,321
				1,554,905
	RETAIL - 0.4%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	274,746

	SAVINGS & LOANS - 0.8%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	596,658

	SOVEREIGN - 0.0%
12,000	Japan Bank for International Cooperation/Japan	2.5000	5/18/2016	12,062

	TELECOMMUNICATIONS - 2.9%
500,000	America Movil SAB de CV	5.0000	10/16/2019	545,032
500,000	Crown Castle Towers LLC ^	4.8830	8/15/2020	545,467
603,000	Sprint Communications, Inc.	6.0000	12/1/2016	601,493
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	278,482
150,000	Verizon Communications, Inc.	2.0420	9/15/2016	150,906
				2,121,380
	TRUCKING & LEASING - 1.2%
100,000	Penske Truck Leasing Co. LP / PTL Finance Corp. ^	2.5000	3/15/2016	100,020
750,000	Penske Truck Leasing Co. LP / PTL Finance Corp. ^	3.3750	3/15/2018	763,258
				863,278
	TOTAL BONDS & NOTES (Cost $67,929,022)			67,238,927

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 1.1%
	BANKS - 0.5%
7,400	Citigroup, Inc. +	6.8750	Perpetual	$ 203,278
5,000	Northern Trust Corp.	5.8500	Perpetual	133,200
				336,478
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
18,750	Ally Financial, Inc. +	8.5000	Perpetual	472,500

	OIL & GAS - 0.0%
5,000	Legacy Reserves LP +	8.0000	Perpetual	16,550

	TOTAL PREFERRED STOCK (Cost $952,008)			825,528

	TOTAL INVESTMENTS - 98.3% (Cost $73,958,986)(a)			$ 72,888,819
	OTHER ASSETS LESS LIABILITIES - 1.7%			1,281,569
	TOTAL NET ASSETS - 100.0%			$ 74,170,388

Number of Contracts		Expiration Date	Notional Value	Unrealized Loss
	SHORT FUTURES CONTRACTS - 0.6%
14	US 10 Year Future	MAR-16	1,814,092	$ (40,625)
1	US Long Bond Future	MAR-16	161,031	(4,813)
				$ (45,438)

LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
*Fair valued determined using Level 3 measurements. As of January 31, 2016 fair valued securities had a market value of 697,500 and represented 0.9% of Total Net Assets.
** Interest only security
+ Variable rate security; the rate shown represents the yield at January 31, 2016
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 18.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $73,964,536 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 626,012
		Unrealized depreciation		(1,701,729)
		Net unrealized depreciation		$ (1,075,717)

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 374,842	$ -	$ -	$ 374,842
Mutual Funds	4,449,522	-	-	4,449,522
Bonds & Notes	-	66,541,427	697,500	67,238,927
Preferred Stock	825,528	-	-	825,528
Total	$ 5,649,892	$ 66,541,427	$ 697,500	$ 72,888,819

Derivatives (a)	Level 1	Level 2	Level 3	Total
Short Future Contracts (b)	$ (45,438)	$ -	$ -	$ (45,438)
Total	$ (45,438)	$ -	$ -	$ (45,438)

(a) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
(b) Amount shown represents unrealized gain (loss) at period end.
See Consolidated Portfolio of Investments for Industry classifications.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Bonds & Notes	Total
Beginning Balance 11/1/2015	$ 697,500	$ 697,500
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(2,282)	(2,282)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	2,282	2,282
Net transfers in/out of level 3	-	-
Ending Balance 1/31/2016	$ 697,500	$ 697,500

The significant unobservable inputs used in the fair value measurement of the Fund’s level 3 Bonds & Notes are (1) The price of the security on the Trade Reporting and Compliance Engine (“TRACE”), which is a FINRA developed vehicle that facilitates the mandatory reporting of over the counter secondary market transactions in eligible fixed income securities, (2) review of transactions involving the security through TRACE, (3) size of position, as it was determined that smaller lots sold and reported on TRACE have significantly higher price than the mark price therefore a 10% discount was applied to reflect the larger position held by the Fund.

Futures Contract Risk - Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures). For the period ended January 31, 2016, the Fund had realized and unrealized gains/loss on future contracts amounting to $32,721 and $(45,437) respectively.

The notional value of the derivative instruments outstanding as of January 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Futures Contracts – The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 3/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 3/30/2016

By

/s/James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/30/2016